LEASES - Summary of Lease Cost and Other Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Lease costs
Operating lease cost	¥ 18,742	$ 2,717
Short-term lease cost	1,580	229
Total lease cost	20,322	2,946
Cash paid for amounts included in the measurement of lease liabilities	18,963	2,749
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 9,345	$ 1,355
Weighted-average remaining lease term	1 year 1 month 17 days	1 year 1 month 17 days
Weighted-average discount rate	5.00%	5.00%